UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(formerly, Floating Rate Portfolio)

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 91.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.7%
Alliant Techsystems Inc.
Term Loan, 3.50%, Maturing November 1, 2020	4,988	$4,998,413
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	10,515	10,490,450
Booz Allen Hamilton Inc.
Term Loan, 5.25%, Maturing July 31, 2019	15,682	15,713,631
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	4,197	4,261,137
Term Loan, 5.00%, Maturing November 2, 2018	9,258	9,399,566
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	47,925	47,845,109
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	4,395	4,414,691
IAP Worldwide Services, Inc.
Term Loan, 0.00%, Maturing December 31, 2015(2)	28,176	8,828,415
Term Loan - Second Lien, 0.00%, Maturing June 30, 2016(2)(4)	13,908	347,689
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	15,426	15,164,147
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	93,111	92,858,817
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	87,015	86,709,387

		$301,031,452

Automotive — 3.6%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	20,396	$20,478,478
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	62,140	62,046,989
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	42,598	42,704,050
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	5,808	5,812,414
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017	82,155	82,154,697
Term Loan, 3.25%, Maturing December 31, 2018	44,425	44,114,025
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021	12,450	12,442,219
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	18,500	18,569,375
Federal-Mogul Corporation
Term Loan, 4.75%, Maturing March 21, 2021	76,262	75,784,979

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Ford Motor Company
Revolving Loan, 0.25%, Maturing November 30, 2017(5)		4,852	$4,737,162
Gates Investments, Inc.
Term Loan, 3.75%, Maturing September 29, 2016		22,843	22,863,960
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		76,025	76,262,578
INA Beteiligungsgesellschaft mbH
Term Loan, 3.14%, Maturing April 22, 2016	EUR	15,456	21,570,970
Term Loan, 4.25%, Maturing January 27, 2017		11,625	11,668,547
Term Loan, 4.75%, Maturing January 27, 2017	EUR	958	1,342,317
Metaldyne, LLC
Term Loan, 4.25%, Maturing December 18, 2018		24,187	24,265,615
Term Loan, 4.75%, Maturing December 18, 2018	EUR	5,431	7,582,135
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		5,196	5,208,494
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		21,695	21,654,510
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		7,329	7,361,408
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		51,913	52,026,410
Visteon Corporation
Term Loan, Maturing May 27, 2021(3)		20,675	20,542,556

			$641,193,888

Beverage and Tobacco — 0.4%
Constellation Brands, Inc.
Term Loan, 2.75%, Maturing June 5, 2020		8,796	$8,824,151
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	41,075	57,543,374

			$66,367,525

Brokers, Dealers and Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		8,554	$8,639,098

			$8,639,098

Building and Development — 1.0%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		30,522	$30,394,441
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		10,420	10,436,432

18	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	7,185	$7,195,213
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020	16,075	16,133,260
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	13,979	13,909,520
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	21,343	21,358,757
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,750	1,795,938
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	19,488	19,524,954
Realogy Corporation
Term Loan, 4.40%, Maturing October 10, 2016	594	593,426
Term Loan, 3.75%, Maturing March 5, 2020	30,201	30,163,710
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	8,388	8,426,910
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	6,723	6,777,246

		$166,709,807

Business Equipment and Services — 8.3%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	74,266	$74,606,135
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017	59,553	59,687,359
Allied Security Holdings, LLC
Term Loan, 1.63%, Maturing February 12, 2021(5)	3,421	3,407,685
Term Loan, 4.25%, Maturing February 12, 2021	9,443	9,407,807
Altegrity, Inc.
Term Loan, 5.00%, Maturing February 21, 2015	10,805	10,585,365
Term Loan, 7.75%, Maturing February 21, 2015	4,624	4,550,469
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	20,144	20,144,126
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	8,225	8,242,133
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	25,992	25,905,653
BAR/BRI Review Courses, Inc.
Term Loan, 4.50%, Maturing July 17, 2019	6,955	6,969,048
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020	15,461	15,443,299
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	15,672	15,717,544

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Campaign Monitor Finance Pty Limited
Term Loan, 5.50%, Maturing March 18, 2021		13,925	$13,681,313
CBS Outdoor Americas Capital LLC
Term Loan, 3.00%, Maturing January 31, 2021		8,575	8,545,905
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,546	17,505,774
Ceridian Corp.
Term Loan, 4.40%, Maturing May 9, 2017		27,195	27,245,663
ClientLogic Corporation
Term Loan, 6.98%, Maturing January 30, 2017		9,682	9,795,314
Term Loan, 7.02%, Maturing January 30, 2017	EUR	2,912	3,958,736
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		7,471	7,536,648
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		40,512	40,233,789
Education Management LLC
Revolving Loan, 5.51%, Maturing June 1, 2015(5)		12,500	10,312,500
Term Loan, 4.25%, Maturing June 1, 2016		11,179	9,320,486
Term Loan, 8.25%, Maturing March 29, 2018		28,040	25,095,546
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		59,560	59,727,200
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		35,763	35,734,732
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		31,899	30,503,258
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020		14,725	14,945,875
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,052	2,048,020
Term Loan, 4.00%, Maturing November 6, 2020		8,022	8,005,894
Term Loan, 5.02%, Maturing November 6, 2020	CAD	11,542	10,548,096
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		21,030	21,056,427
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		33,468	33,451,110
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		17,206	17,305,896
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		38,159	38,022,276
Term Loan, 3.75%, Maturing March 17, 2021	EUR	38,503	53,884,174
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		22,563	22,619,224
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		36,384	36,332,919
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		5,500	5,537,813

19	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		9,630	$9,642,098
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		32,991	32,876,779
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		66,080	66,369,205
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		20,494	21,236,704
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		22,945	22,916,050
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		16,313	15,905,449
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		25,846	25,902,613
National CineMedia, LLC
Term Loan, 2.91%, Maturing November 26, 2019		5,658	5,619,569
Nuance Communications, Inc.
Term Loan, 2.91%, Maturing August 7, 2019		6,948	6,862,101
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018		24,800	24,945,036
Term Loan - Second Lien, 8.75%, Maturing April 2, 2019		3,000	3,076,875
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		82,191	82,149,160
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,929	1,930,054
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		21,952	21,965,857
Term Loan, 4.41%, Maturing January 31, 2017		33,538	33,627,240
SunGard Data Systems, Inc.
Term Loan, 3.90%, Maturing February 28, 2017		13,776	13,798,099
Term Loan, 4.00%, Maturing March 9, 2020		86,355	86,538,516
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		16,284	16,385,374
TransUnion, LLC
Term Loan, 4.00%, Maturing March 17, 2021		81,975	81,757,274
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,585	1,599,292
Term Loan, 6.00%, Maturing July 28, 2017		8,100	8,170,470
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		5,841	5,826,398
Term Loan, 5.02%, Maturing February 21, 2019	CAD	4,950	4,524,685
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		59,963	59,302,936

			$1,470,549,045

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 4.1%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		11,580	$11,483,426
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		7,130	7,125,291
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		57,440	57,293,029
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		20,942	20,640,712
Term Loan, 3.00%, Maturing January 3, 2021		27,855	27,452,279
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		8,276	8,260,372
CSC Holdings, Inc.
Term Loan, 2.65%, Maturing April 17, 2020		53,074	52,305,480
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		28,653	28,822,958
MCC Iowa LLC
Term Loan, 1.87%, Maturing January 31, 2015		5,339	5,335,982
Term Loan, 1.87%, Maturing January 31, 2015		5,425	5,422,571
Term Loan, 3.25%, Maturing January 29, 2021		18,386	18,186,886
Mediacom Illinois, LLC
Term Loan, 1.62%, Maturing January 30, 2015		6,242	6,238,163
Term Loan, 3.12%, Maturing October 23, 2017		10,117	10,138,179
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		11,344	11,002,061
UPC Financing Partnership
Term Loan, 3.98%, Maturing March 31, 2021	EUR	74,790	104,365,282
Term Loan, 3.25%, Maturing June 30, 2021		21,354	21,216,254
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	27,575	46,790,395
Term Loan, 3.50%, Maturing June 8, 2020		104,025	103,291,208
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		7,135	7,140,631
YPSO France SAS
Term Loan, 4.26%, Maturing December 29, 2017	EUR	269	372,632
Term Loan, 4.26%, Maturing December 29, 2017	EUR	4,117	5,711,718
Term Loan, 4.26%, Maturing December 29, 2017	EUR	5,488	7,614,311
Term Loan, 4.26%, Maturing December 29, 2017	EUR	5,594	7,760,443
Term Loan, 4.26%, Maturing December 29, 2017	EUR	11,502	15,957,022
Term Loan, 4.26%, Maturing December 29, 2017	EUR	13,739	19,060,574
Term Loan, 4.01%, Maturing December 26, 2018	EUR	14,500	20,116,565
Term Loan, 4.51%, Maturing December 31, 2018	EUR	1,317	1,826,928

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Ziggo N.V.
Term Loan, 3.25%, Maturing January 15, 2022		11,009	$10,832,750
Term Loan, 3.25%, Maturing January 15, 2022		17,084	16,810,106
Term Loan, 3.50%, Maturing January 15, 2022	EUR	7,381	10,135,073
Term Loan, 3.50%, Maturing January 15, 2022	EUR	11,457	15,732,460
Term Loan, Maturing January 15, 2022(3)	EUR	8,588	11,792,552
Term Loan, Maturing January 15, 2022(3)	EUR	12,150	16,683,472
Term Loan, Maturing January 15, 2022(3)		18,106	17,816,004

			$730,733,769

Chemicals and Plastics — 3.6%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		10,393	$10,419,178
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,426	8,949,148
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		5,393	5,406,011
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		47,367	47,366,663
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, Maturing February 1, 2020		80,160	80,054,346
Term Loan, 4.25%, Maturing February 3, 2020	EUR	3,970	5,547,119
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		12,374	12,466,764
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		5,430	5,444,874
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		8,820	8,886,579
Huntsman International, LLC
Term Loan, 2.44%, Maturing June 30, 2016		276	275,780
Term Loan, 2.69%, Maturing April 19, 2017		7,577	7,569,527
Term Loan, Maturing October 15, 2020(3)		36,275	36,256,862
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	18,505	25,759,573
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		78,925	78,312,349
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		8,275	8,324,137
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		27,750	27,694,849
Momentive Performance Materials Inc.
DIP Loan, Maturing April 30, 2015(3)		4,850	4,825,750
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		1,066	1,075,078
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,859	9,895,764

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		12,686	$12,702,108
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		4,000	4,075,000
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,975	6,964,057
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		5,284	5,296,839
Term Loan, 5.51%, Maturing June 8, 2020	CAD	9,090	8,340,165
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		47,335	47,352,809
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		6,043	6,092,108
Taminco Global Chemical Corporation
Term Loan, 3.25%, Maturing February 15, 2019		4,460	4,430,276
Term Loan, 3.50%, Maturing February 15, 2019	EUR	2,993	4,173,555
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		19,850	19,825,188
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		45,403	45,431,368
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		65,654	65,630,766
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		2,894	2,901,136
WR Grace & Co.
Term Loan, 3.00%, Maturing January 31, 2021		8,787	8,748,400
Term Loan, 3.25%, Maturing January 31, 2021	EUR	1,500	2,087,527
Term Loan, 1.00%, Maturing February 3, 2021(5)		3,138	3,124,428

			$631,706,081

Conglomerates — 0.7%
Autobahn Tank & Rast GmbH
Term Loan, 3.81%, Maturing December 4, 2018	EUR	5,950	$8,296,002
Term Loan, 4.06%, Maturing December 10, 2019	EUR	4,950	6,924,605
Financiere SPIE S.A.S.
Term Loan, 4.27%, Maturing August 30, 2018	EUR	1,509	2,106,672
Term Loan, 4.27%, Maturing August 30, 2018	EUR	5,991	8,363,480
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		34,544	34,630,786
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	18,379	25,625,496
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		20,266	20,279,689
Term Loan, 5.00%, Maturing December 17, 2019	CAD	16,811	15,318,918

			$121,545,648

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 1.4%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020		72,307	$71,655,164
Term Loan, 3.75%, Maturing January 6, 2021		43,576	43,381,792
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		30,242	30,388,681
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021		7,875	7,856,950
Pelican Products, Inc.
Term Loan, 5.25%, Maturing March 20, 2020		2,553	2,578,943
Ranpak Corporation
Term Loan, 4.50%, Maturing April 23, 2019		5,729	5,775,472
Term Loan, 4.75%, Maturing April 23, 2019	EUR	2,864	4,008,099
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		53,298	53,401,965
Sealed Air Corporation
Term Loan, 3.50%, Maturing October 3, 2018	EUR	637	889,357
Signode Industrial Group US Inc.
Term Loan, Maturing March 21, 2021(3)		26,375	26,313,177
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		6,975	6,981,105

			$253,230,705

Cosmetics / Toiletries — 0.4%
Prestige Brands, Inc.
Term Loan, 3.79%, Maturing January 31, 2019		3,979	$3,986,031
Revlon Consumer Products Corporation
Term Loan, 3.25%, Maturing November 20, 2017		5,500	5,497,706
Term Loan, 4.00%, Maturing October 8, 2019		27,531	27,535,295
Sun Products Corporation (The)
Term Loan, 5.52%, Maturing March 23, 2020		40,739	39,363,576

			$76,382,608

Drugs — 2.3%
Akorn, Inc.
Term Loan, 4.50%, Maturing August 27, 2020		12,550	$12,589,118
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		19,930	19,912,924
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		8,768	8,855,755
Catalent Pharma Solutions Inc.
Term Loan, 3.65%, Maturing September 15, 2016		12,891	12,913,794
Term Loan, 4.25%, Maturing September 15, 2017		22,396	22,429,863
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021		7,375	7,325,831

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		16,100	$16,188,888
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing March 28, 2021		40,650	40,484,595
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		36,599	36,510,933
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		29,227	29,208,989
Term Loan, 3.75%, Maturing December 11, 2019		51,987	51,949,959
Term Loan, 3.75%, Maturing August 5, 2020		82,984	83,058,752
VWR Funding, Inc.
Term Loan, 3.40%, Maturing April 3, 2017		60,649	60,649,442
Term Loan, 3.77%, Maturing April 3, 2017	EUR	2,962	4,132,825

			$406,211,668

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		80,587	$80,092,199

			$80,092,199

Electronics / Electrical — 8.1%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		22,693	$22,795,397
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		14,676	14,703,768
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018		15,158	15,196,020
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		48,599	48,852,140
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018		9,000	9,022,500
Avago Technologies Limited
Term Loan, Maturing December 16, 2020(3)		109,400	109,784,650
Belden Finance 2013 LP
Term Loan, 3.25%, Maturing October 2, 2020		5,970	5,974,627
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019		25,557	25,564,896
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020		21,401	21,962,776
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		6,461	6,473,212
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018		21,517	21,565,998

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		28,634	$28,579,937
Dealer Computer Services, Inc.
Term Loan, 2.15%, Maturing April 21, 2016		5,231	5,248,412
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 26, 2021		9,725	9,704,743
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018		23,327	23,279,386
Term Loan, 4.50%, Maturing April 29, 2020		168,991	168,591,888
Term Loan, 4.75%, Maturing April 29, 2020	EUR	4,975	6,909,828
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		36,273	36,289,654
Entegris, Inc.
Term Loan, Maturing February 4, 2021(3)		9,500	9,410,938
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020		18,163	18,291,695
Eze Castle Software Inc.
Term Loan, 4.00%, Maturing April 6, 2020		11,911	11,906,283
FIDJI Luxembourg (BC4) S.A.R.L.
Term Loan, 6.25%, Maturing December 24, 2020		15,125	15,257,344
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020		36,163	36,162,742
Term Loan, 5.00%, Maturing January 15, 2021		6,961	6,991,715
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018		53,238	53,170,989
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		11,216	11,271,979
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		8,632	8,569,681
Term Loan, 3.75%, Maturing June 3, 2020		113,520	112,901,952
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,919	6,858,066
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018		58,651	59,026,338
Micro Holding, L.P.
Term Loan, 6.25%, Maturing March 18, 2019		22,924	23,066,947
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020		17,337	17,236,877
NXP B.V.
Term Loan, 3.75%, Maturing January 11, 2020		36,193	35,966,918
Open Text Corporation
Term Loan, 3.25%, Maturing January 16, 2021		18,030	18,046,724
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing March 20, 2021		13,650	13,650,000
Term Loan - Second Lien, 8.00%, Maturing April 1, 2022		4,550	4,548,103

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	10,277	$10,309,518
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	4,250	4,281,875
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	10,848	10,799,786
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	113,585	113,513,561
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	11,350	11,491,875
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 12, 2019	13,581	13,620,788
Shield Finance Co. S.A.R.L.
Term Loan, 5.00%, Maturing January 27, 2021	15,175	15,250,875
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	9,011	9,134,440
SkillSoft Corporation
Term Loan, Maturing April 1, 2021(3)	28,150	28,114,812
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	10,106	10,712,625
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018	19,967	19,982,346
StoneRiver Group, L.P.
Term Loan, 4.50%, Maturing November 29, 2019	2,856	2,851,189
SumTotal Systems LLC
Term Loan, 6.26%, Maturing November 16, 2018	18,712	18,688,556
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	15,016	15,091,023
Sybil Software LLC
Term Loan, 5.00%, Maturing March 18, 2020	18,550	18,530,671
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	25,671	25,692,866
Wall Street Systems, Inc.
Term Loan, Maturing March 6, 2021(3)	30,325	30,325,000
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	21,585	21,765,327
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	12,952	12,979,104

		$1,435,971,360

Equipment Leasing — 0.2%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	33,604	$33,635,687

		$33,635,687

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries — 3.9%
American Capital Holdings, Inc.
Term Loan, 3.50%, Maturing August 22, 2017	9,919	$9,935,285
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,435	12,551,350
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	2,000	1,980,000
CB Richard Ellis Services, Inc.
Term Loan, 2.90%, Maturing March 29, 2021	3,465	3,460,697
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	32,081	32,126,293
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	21,828	21,623,004
First Data Corporation
Term Loan, 3.65%, Maturing March 24, 2017	5,000	4,994,530
Term Loan, 4.15%, Maturing March 23, 2018	47,343	47,352,360
Term Loan, 4.15%, Maturing September 24, 2018	41,428	41,441,376
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing April 3, 2020	2,797	2,793,254
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	34,913	34,737,937
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	37,278	37,436,105
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	4,568	4,578,919
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	17,207	17,035,297
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	16,897	16,939,556
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	47,956	47,636,372
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	12,522	12,568,706
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	9,071	9,099,493
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 27, 2020	24,076	23,564,357
Nuveen Investments, Inc.
Term Loan, 4.15%, Maturing May 15, 2017	99,115	99,246,593
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	15,285	15,437,724
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	46,393	46,661,498
Oz Management LP
Term Loan, 1.65%, Maturing November 15, 2016	26,705	25,588,857

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
RCS Capital Corporation
Term Loan, 6.50%, Maturing March 31, 2019		20,375	$20,636,065
Term Loan - Second Lien, 10.50%, Maturing January 16, 2021		1,500	1,543,125
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019		7,145	7,171,422
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		26,816	26,703,783
Transfirst Holdings, Inc.
Term Loan, 4.00%, Maturing December 27, 2017		6,545	6,561,501
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020		12,194	12,377,354
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		51,022	50,718,668

			$694,501,481

Food Products — 4.1%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		45,649	$45,748,397
American Seafoods Group LLC
Term Loan, 4.50%, Maturing March 18, 2018		9,098	9,052,803
Autobar BV (Acorn 3 BV)
Term Loan, 5.95%, Maturing October 31, 2019	EUR	25,986	26,948,936
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		61,019	60,606,790
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019		28,593	28,735,874
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		10,248	10,305,205
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020		16,699	16,815,704
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		20,873	20,862,251
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		12,276	12,280,619
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		23,267	23,278,321
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		159,842	160,251,800
High Liner Foods Incorporated
Term Loan, Maturing April 24, 2021(3)		16,400	16,359,000
Iglo Foods Midco Limited
Term Loan, 5.27%, Maturing January 31, 2018	EUR	8,000	11,179,438
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		37,088	37,110,629
Term Loan, 3.75%, Maturing September 18, 2020		27,910	27,861,773

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		21,245	$21,293,913
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	100,132,585
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		12,164	12,082,146
Term Loan, 3.25%, Maturing April 29, 2020		63,409	62,956,070
Regentrealm Limited
Term Loan, 5.02%, Maturing July 29, 2020	GBP	9,603	16,349,678
United Biscuits Holdco Limited
Term Loan, 4.29%, Maturing July 29, 2020	EUR	3,175	4,454,388

			$724,666,320

Food Service — 3.1%
Aramark Corporation
Term Loan, 3.73%, Maturing July 26, 2016		13,242	$13,208,811
Term Loan, 3.73%, Maturing July 26, 2016		1,509	1,504,142
Term Loan, 3.73%, Maturing July 26, 2016		3,393	3,396,744
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		4,863	4,884,087
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(4)		898	898,479
Term Loan, 10.50%, Maturing July 18, 2017		2,557	2,608,104
Term Loan, 10.50%, Maturing July 19, 2017		1,406	1,434,375
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		24,871	24,998,989
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		14,300	14,204,662
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 13, 2019		9,799	9,823,689
Darling International Inc.
Term Loan, 3.25%, Maturing January 6, 2021		13,150	13,121,241
Term Loan, 3.50%, Maturing January 6, 2021	EUR	18,425	25,651,378
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		15,292	15,362,163
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		68,298	67,709,066
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		46,128	46,228,583
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		13,208	13,224,672
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		61,723	61,651,141

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		9,106	$9,117,645
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		4,094	4,074,444
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		107,832	108,112,685
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		99,757	78,004,661
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		21,993	21,965,284

			$541,185,045

Food / Drug Retailers — 2.7%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		12,088	$12,132,855
Term Loan, 4.75%, Maturing March 21, 2019		28,699	28,842,720
Alliance Boots Holdings Limited
Term Loan, 3.46%, Maturing July 9, 2015	GBP	7,471	12,627,784
Term Loan, 3.76%, Maturing July 10, 2017	EUR	28,497	39,655,959
Term Loan, 3.96%, Maturing July 10, 2017	GBP	72,250	122,101,264
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		77,939	77,511,955
Iceland Foods Group Limited
Term Loan, 4.27%, Maturing March 8, 2019	EUR	7,950	11,153,508
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		4,630	4,658,319
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		74,104	74,065,198
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		32,500	33,255,625
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		53,094	53,022,750

			$469,027,937

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		8,362	$8,466,335

			$8,466,335

Health Care — 8.6%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		5,415	$5,416,758
Term Loan, 4.25%, Maturing June 30, 2017		6,745	6,744,750
Term Loan, 4.25%, Maturing June 30, 2017		27,210	27,230,153

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		31,911	$31,936,386
Amneal Pharmaceuticals LLC
Term Loan, 5.75%, Maturing November 1, 2019		10,149	10,225,105
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		33,168	32,836,267
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		9,485	9,609,654
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017		103,807	104,094,627
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		4,820	4,850,067
Term Loan, 7.25%, Maturing July 31, 2020		2,892	2,910,040
BSN Medical Luxembourg Finance Holding S.a.r.l.
Term Loan, 4.25%, Maturing August 28, 2019	EUR	1,939	2,721,462
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		1,346	1,345,680
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		25,893	25,887,547
Community Health Systems, Inc.
Term Loan, 3.47%, Maturing January 25, 2017		17,648	17,684,411
Term Loan, 4.25%, Maturing January 27, 2021		108,883	109,359,127
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		17,945	17,979,029
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,407	10,443,805
Term Loan, 4.00%, Maturing November 1, 2019		25,181	25,282,252
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017		26,320	26,331,882
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		10,585	10,452,426
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		71,505	71,549,807
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		4,159	4,156,845
Term Loan, 4.75%, Maturing August 28, 2020	EUR	1,633	2,285,911
Term Loan, 4.25%, Maturing August 31, 2020		13,591	13,585,074
Term Loan, 4.75%, Maturing August 31, 2020	EUR	5,367	7,515,365
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		39,608	39,249,320
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.15%, Maturing February 27, 2021		93,350	92,948,035
HCA, Inc.
Term Loan, 2.90%, Maturing March 31, 2017		61,261	61,271,867
Term Loan, 2.98%, Maturing May 1, 2018		50,297	50,302,495

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019		27,344	$27,247,769
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		22,430	22,466,938
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016		21,272	21,351,474
Term Loan, 7.75%, Maturing May 15, 2018		14,611	14,555,769
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		27,775	27,536,302
Term Loan, 4.50%, Maturing March 11, 2021	EUR	5,575	7,737,698
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021		29,150	28,967,813
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		72,356	72,459,025
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		9,506	9,220,769
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		32,100	31,876,809
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		4,426	4,433,819
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		12,654	12,748,745
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		9,200	9,257,263
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 27, 2021		11,275	11,310,234
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		44,439	44,614,724
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		30,424	30,507,415
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018		80,159	80,138,624
PharMedium Healthcare Corporation
Term Loan, 4.25%, Maturing January 28, 2021		7,875	7,842,185
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		29,104	29,007,317
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018		25,985	25,960,732
Regionalcare Hospital Partners, Inc.
Term Loan, Maturing April 19, 2019(3)		8,400	8,379,000
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		21,067	21,102,236
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		16,117	16,210,944

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Select Medical Corporation
Term Loan, 2.99%, Maturing December 20, 2016		4,125	$4,114,688
Term Loan, 3.75%, Maturing June 1, 2018		21,728	21,591,259
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018		17,494	17,505,040
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020		16,247	16,105,148
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		31,247	31,204,362
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019		18,026	17,924,791
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		12,495	12,510,599
Universal Health Services, Inc.
Term Loan, 2.40%, Maturing November 15, 2016		1,931	1,940,288

			$1,514,035,926

Home Furnishings — 0.5%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 15, 2021		4,650	$4,620,937
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		49,286	49,408,813
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		33,333	33,187,266

			$87,217,016

Industrial Equipment — 2.2%
Ahlsell Investco AB (Cidron)
Term Loan, 4.81%, Maturing June 28, 2019	EUR	2,000	$2,807,648
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018		6,518	6,537,387
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		51,496	51,063,307
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020		5,087	5,136,535
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		34,345	34,321,452
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,546	9,124,660
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020		42,963	42,842,272
Grede LLC
Term Loan, 4.51%, Maturing May 2, 2018		11,009	11,033,983
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		38,327	38,458,841

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Manitowoc Company, Inc. (The)
Term Loan, 3.25%, Maturing January 3, 2021		5,925	$5,917,594
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020		24,517	24,577,823
Paladin Brands Holding, Inc.
Term Loan, 6.76%, Maturing August 16, 2019		14,393	14,419,799
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		84,311	84,161,935
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019		16,417	16,416,845
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		5,850	5,868,281
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		15,905	15,878,220
Terex Corporation
Term Loan, 4.00%, Maturing April 28, 2017	EUR	5,645	7,861,428
Unifrax Corporation
Term Loan, 3.48%, Maturing November 28, 2018		3,949	3,943,833
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021		8,325	8,374,434

			$388,746,277

Insurance — 2.5%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		30,092	$30,120,334
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		6,768	6,782,424
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		16,409	16,425,973
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019		153,168	153,423,692
Term Loan, 4.25%, Maturing July 8, 2020		19,130	18,918,644
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		20,075	20,585,246
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018		24,460	24,550,678
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020		16,434	16,119,214
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		30,557	30,607,648
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		4,700	4,727,909
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020		57,748	57,725,845

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	59,559	$59,410,373

		$439,397,980

Leisure Goods / Activities / Movies — 3.7%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	51,803	$51,803,438
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	36,432	36,386,460
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	30,547	30,603,591
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	56,583	56,447,387
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	12,900	12,907,660
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	16,085	16,119,289
Cinemark USA, Inc.
Term Loan, 3.16%, Maturing December 18, 2019	1,871	1,877,604
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	12,528	12,512,179
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	46,327	46,645,100
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	17,720	17,860,100
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	21,602	21,601,862
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	6,631	6,680,229
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	14,825	14,769,406
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	40,211	40,093,321
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.40%, Maturing June 28, 2019	21,571	21,640,987
Nord Anglia Education Limited
Term Loan, 4.50%, Maturing March 19, 2021	16,575	16,647,516
Regal Cinemas, Inc.
Term Loan, 2.68%, Maturing August 23, 2017	5,715	5,727,321
Revolution Studios Distribution Company, LLC
Term Loan, 3.91%, Maturing December 21, 2014	3,817	3,372,899
Sabre, Inc.
Term Loan, 4.25%, Maturing February 19, 2019	19,330	19,326,292

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		36,503	$35,763,437
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018		19,921	19,986,667
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 31, 2018		6,240	2,480,470
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020		39,371	39,026,849
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		2,985	2,999,925
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020		29,202	28,398,763
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020		16,426	16,400,218
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		9,200	9,430,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		27,611	27,400,714
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020		40,438	40,311,819

			$655,221,503

Lodging and Casinos — 3.0%
Affinity Gaming, LLC
Term Loan, 4.25%, Maturing November 9, 2017		4,660	$4,636,698
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		12,102	12,109,331
Caesars Entertainment Operating Company
Revolving Loan, 4.86%, Maturing January 27, 2017(5)		15,000	13,462,500
Term Loan, 5.40%, Maturing January 26, 2018		27,162	25,391,893
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		15,910	16,012,045
Four Seasons Holdings Inc.
Term Loan, 3.50%, Maturing June 27, 2020		11,318	11,261,534
Gala Group Ltd.
Term Loan, 5.49%, Maturing May 28, 2018	GBP	48,838	82,851,460
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		3,135	3,211,051
Term Loan, 5.50%, Maturing November 21, 2019		7,314	7,492,452
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		117,902	117,664,081
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing February 19, 2021		22,750	22,693,125

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 20, 2020		35,887	$35,722,035
MGM Resorts International
Term Loan, 2.90%, Maturing December 20, 2017		9,319	9,323,120
Term Loan, 3.50%, Maturing December 20, 2019		42,976	42,774,670
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		14,168	14,150,574
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019		11,398	11,447,603
Scandic Hotels Holding AB
Term Loan, 4.34%, Maturing January 27, 2017	EUR	4,725	6,559,542
Term Loan, 4.34%, Maturing January 27, 2017	EUR	4,725	6,559,542
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		65,636	65,520,638
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 29, 2020		8,814	8,780,986
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020		6,816	6,832,789

			$524,457,669

Nonferrous Metals / Minerals — 1.6%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		18,961	$18,314,279
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018		40,743	39,712,632
Constellium Holdco B.V.
Term Loan, 6.50%, Maturing March 25, 2020	EUR	1,980	2,801,891
Term Loan, 7.00%, Maturing March 25, 2020		9,529	9,695,503
Fairmount Minerals LTD
Term Loan, 3.75%, Maturing March 15, 2017		6,965	7,005,049
Term Loan, 4.50%, Maturing September 5, 2019		37,064	37,221,271
Minerals Technology Inc.
Term Loan, Maturing April 14, 2021(3)		38,400	38,399,539
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		27,450	27,678,741
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		15,274	14,592,702
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		29,437	29,418,395
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019		9,951	9,982,484
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		12,825	13,105,547

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	6,379	$6,363,272
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	2,000	1,968,750
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	35,182	33,987,150

		$290,247,205

Oil and Gas — 3.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	42,505	$42,805,581
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	16,292	16,699,433
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	33,863	34,138,325
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	1,712	1,730,149
Term Loan, 9.00%, Maturing June 23, 2017	19,566	19,843,467
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	12,451	12,657,400
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	31,400	31,120,885
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	18,617	18,566,834
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	12,176	12,590,096
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	109,621	109,581,605
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	14,673	14,874,394
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	11,699	11,694,875
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	18,250	18,289,931
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	65,660	65,039,749
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	675	678,584
Term Loan, 4.25%, Maturing December 16, 2020	1,809	1,819,527
Term Loan, 4.25%, Maturing December 16, 2020	13,003	13,080,033
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	2,527	2,543,359
Term Loan, 4.25%, Maturing September 25, 2019	4,137	4,163,941
Term Loan, 4.25%, Maturing October 1, 2019	31,219	31,365,483

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(5)		15,000	$14,962,500
Term Loan, 4.25%, Maturing November 13, 2018		23,165	23,349,321
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		53,683	52,982,972

			$554,578,444

Publishing — 3.0%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019		11,855	$11,929,345
American Greetings Corporation
Term Loan, 4.02%, Maturing August 9, 2019		20,619	20,695,891
Ascend Learning, Inc.
Term Loan, 6.00%, Maturing July 31, 2019		24,489	24,529,448
Flint Group SA
Term Loan, 5.58%, Maturing December 30, 2016		1,739	1,749,370
Term Loan, 5.65%, Maturing December 30, 2016	EUR	853	1,187,818
Term Loan, 5.58%, Maturing December 31, 2016		7,221	7,264,269
Term Loan, 5.58%, Maturing December 31, 2016		9,672	9,729,762
Term Loan, 5.58%, Maturing December 31, 2016		12,976	13,052,852
Term Loan, 5.65%, Maturing December 31, 2016	EUR	714	993,538
Term Loan, 5.65%, Maturing December 31, 2016	EUR	2,418	3,366,096
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		112,615	108,022,880
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		66,280	66,266,384
Term Loan, Maturing April 30, 2021(3)		30,245	30,093,464
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		104,360	103,153,052
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		10,505	10,594,602
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		20,890	20,961,504
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		9,707	9,816,345
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		6,075	6,095,248
Nelson Education Ltd.
Term Loan, 2.73%, Maturing July 3, 2014		259	210,666
Newspaper Holdings Inc.
Term Loan, 1.75%, Maturing June 30, 2014		1,266	1,259,622
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		10,771	10,887,556

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		20,653	$20,355,307
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.25%, Maturing July 23, 2020	EUR	3,234	4,528,867
Term Loan, 5.00%, Maturing August 14, 2020		20,752	20,786,578
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 29, 2014		124	123,287
Trader Media Corporation Limited
Term Loan, 4.99%, Maturing June 7, 2017	GBP	2,000	3,394,287
Term Loan, 4.74%, Maturing June 8, 2017	GBP	12,529	21,244,029

			$532,292,067

Radio and Television — 2.4%
Clear Channel Communications, Inc.
Term Loan, 3.80%, Maturing January 29, 2016		5,292	$5,252,564
Term Loan, 6.90%, Maturing January 30, 2019		16,740	16,626,777
Term Loan, 7.65%, Maturing July 30, 2019		5,384	5,399,870
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		82,158	82,158,421
Entercom Radio, LLC
Term Loan, 4.03%, Maturing November 23, 2018		8,589	8,602,610
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		22,344	21,981,197
Gray Television, Inc.
Term Loan, 4.50%, Maturing October 15, 2019		3,662	3,674,194
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		7,955	7,990,091
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		26,813	26,909,234
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		13,934	13,916,627
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		15,802	15,781,675
Nine Entertainment Group Pty Ltd.
Term Loan, 3.25%, Maturing February 5, 2020		32,541	32,107,476
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,605	9,760,716
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		12,326	12,384,224
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		8,514	8,403,400
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		18,580	18,370,851
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,225	14,183,506

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Tyrol Acquisitions 2 SAS
Term Loan, 4.27%, (3.27% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	3,144	$4,210,785
Term Loan, 4.27%, (3.27% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	3,144	4,210,785
Term Loan, 4.27%, (3.27% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	4,729	6,328,733
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		65,896	65,654,334
Term Loan, 4.00%, Maturing March 2, 2020		31,629	31,496,637

			$415,404,707

Retailers (Except Food and Drug) — 4.7%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		32,016	$32,126,453
B&M Retail Limited
Term Loan, 5.27%, Maturing February 18, 2019	GBP	8,152	13,815,479
Term Loan, 5.77%, Maturing February 18, 2020	GBP	18,605	31,589,363
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		44,059	44,113,335
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		74,752	74,051,198
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		15,001	14,919,244
Douglas Holding AG
Term Loan, 4.79%, Maturing December 12, 2019	EUR	9,961	13,957,942
Term Loan, Maturing July 3, 2020(3)	EUR	3,300	4,621,888
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		10,501	10,535,915
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		20,098	20,193,491
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		66,068	66,656,528
J Crew Group, Inc.
Term Loan, 4.08%, Maturing March 5, 2021		56,700	56,473,345
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		36,172	35,990,755
Men’s Wearhouse, Inc. (The)
Term Loan, Maturing March 11, 2021(3)		27,750	27,711,844
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		46,060	46,076,193
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		74,480	74,417,521
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		50,611	50,500,648

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		5,036	$5,061,371
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		36,224	36,287,849
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,450	10,495,719
Pier 1 Imports (U.S.), Inc.
Term Loan, Maturing April 23, 2021(3)		9,875	9,850,313
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		18,402	18,478,607
Term Loan, 4.25%, Maturing August 7, 2019		9,450	9,488,791
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		9,975	9,900,188
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		46,866	46,801,725
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		29,402	28,196,758
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		19,679	19,259,116
Vivarte SA
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	86	44,845
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	336	174,381
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	9,880	5,122,970
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	86	44,841
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	336	174,381
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	9,880	5,122,970
Term Loan, 0.00%, Maturing March 30, 2018(2)	EUR	509	263,339
Term Loan, 0.00%, Maturing March 30, 2018(2)	EUR	8,717	4,513,681
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(2)	EUR	13	332
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(2)	EUR	88	2,327
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(2)	EUR	900	23,932
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		5,663	5,432,117

			$832,491,695

Steel — 1.5%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 20, 2014		26,071	$26,180,644
FMG Resources (August 2006) Pty Ltd.
Term Loan, 4.25%, Maturing June 28, 2019		138,432	138,528,827
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		15,990	15,996,789
Term Loan, 5.00%, Maturing June 30, 2017	GBP	11,396	19,316,192

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel (continued)
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	23,674	$23,687,738
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	9,183	9,152,124
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018	11,771	11,795,018
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018	2,383	2,380,458
TMS International Corp.
Term Loan, 4.50%, Maturing October 16, 2020	3,491	3,502,886
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017	19,937	19,999,161

		$270,539,837

Surface Transport — 0.8%
Avis Budget Car Rental, LLC
Term Loan, 3.00%, Maturing March 15, 2019	5,355	$5,330,063
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018	29,150	28,931,375
Term Loan, 3.00%, Maturing March 11, 2018	29,924	29,652,686
Term Loan, 3.75%, Maturing March 12, 2018	24,885	24,859,070
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	35,500	35,389,063
Swift Transportation Co., Inc.
Term Loan, 2.90%, Maturing December 21, 2016	995	997,498
Term Loan, 4.00%, Maturing December 21, 2017	12,074	12,119,462

		$137,279,217

Telecommunications — 2.3%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	34,460	$34,189,032
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	5,866	5,847,420
Crown Castle Operating Company
Term Loan, 3.25%, Maturing January 31, 2021	46,251	46,022,548
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	140,759	140,905,271
Midcontinent Communications
Term Loan, 3.50%, Maturing July 30, 2020	6,759	6,753,076
Mitel US Holdings, Inc.
Term Loan, 5.34%, Maturing January 31, 2020	6,060	6,117,884
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021	34,650	34,483,957

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	27,568	$27,589,717
Term Loan, 4.00%, Maturing April 23, 2019	38,129	38,164,696
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	51,545	51,456,314
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	12,381	12,341,987
Term Loan, 3.50%, Maturing January 23, 2020	6,430	6,407,743

		$410,279,645

Utilities — 1.6%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	31,122	$31,192,140
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	16,178	15,808,703
Term Loan, 3.25%, Maturing January 31, 2022	17,426	17,115,349
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	9,508	9,536,465
Term Loan, 4.00%, Maturing April 2, 2018	35,208	35,296,482
Term Loan, 4.00%, Maturing October 9, 2019	9,136	9,159,427
Term Loan, 4.00%, Maturing October 30, 2020	6,733	6,750,557
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	26,460	26,450,351
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020	10,873	10,927,514
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018	10,110	10,129,017
Term Loan, 4.25%, Maturing December 31, 2019	11,113	11,126,558
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	9,549	9,561,148
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018	35,552	35,214,155
PowerTeam Services, LLC
Term Loan, 3.68%, Maturing May 6, 2020(5)	2,074	2,047,581
Term Loan, 4.25%, Maturing May 6, 2020	16,630	16,519,017
Raven Power Finance, LLC
Term Loan, 5.25%, Maturing December 19, 2020	27,210	27,533,119
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	7,406	7,441,159

		$281,808,742

Total Senior Floating-Rate Interests (identified cost $16,236,061,394)		$16,195,845,588

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 4.0%

Security		Principal Amount* (000’s omitted)	Value

Building and Development — 0.0%(6)
Calcipar SA
6.875%, 5/1/18(7)		4,000	$4,250,000

			$4,250,000

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,703,750

			$8,703,750

Cable and Satellite Television — 0.4%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(7)	EUR	7,500	$12,486,144
Nara Cable Funding, Ltd.
8.875%, 12/1/18(7)		10,105	10,963,925
8.875%, 12/1/18(7)		11,000	11,852,500
Numericable Group SA
4.875%, 5/15/19(7)(8)		9,775	9,884,969
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		9,000	9,135,000
5.625%, 4/15/23(7)	EUR	5,000	7,518,809

			$61,841,347

Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20		16,525	$17,247,969
Ineos Finance PLC
7.25%, 2/15/19(7)(9)	EUR	8,000	11,723,102
8.375%, 2/15/19(7)		15,250	16,851,250
7.50%, 5/1/20(7)		14,525	15,941,188
Polymer Group, Inc.
7.75%, 2/1/19		5,000	5,387,500
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		22,775	24,312,312

			$91,463,321

Containers and Glass Products — 0.3%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$46,502,500
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)		4,925	5,220,500

			$51,723,000

Security		Principal Amount* (000’s omitted)	Value

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC
8.875%, 4/29/16(7)	GBP	6,500	$11,303,833

			$11,303,833

Ecological Services and Equipment — 0.0%(6)
Tervita Corp.
8.00%, 11/15/18(7)		3,000	$3,045,000
9.00%, 11/15/18(7)	CAD	2,000	1,831,577

			$4,876,577

Entertainment — 0.2%
Vougeot Bidco PLC
5.578%, 7/15/20(7)(9)	EUR	18,625	$26,228,005

			$26,228,005

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
6.75%, 9/1/16(7)		2,325	$2,598,187
7.125%, 9/1/18(7)		2,325	2,705,719

			$5,303,906

Financial Intermediaries — 0.2%
First Data Corp.
6.75%, 11/1/20(7)		16,850	$18,071,625
UPCB Finance II, Ltd.
6.375%, 7/1/20(7)	EUR	6,500	9,649,015
6.625%, 7/1/20(7)		9,000	9,652,500

			$37,373,140

Food Products — 0.2%
Dole Food Co., Inc.
7.25%, 5/1/19(7)		18,000	$18,202,500
HJ Heinz Co.
4.25%, 10/15/20(7)		15,000	14,820,000
Picard Groupe SA
4.597%, 8/1/19(7)(9)	EUR	7,500	10,613,014

			$43,635,514

Health Care — 0.6%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		37,625	$39,647,344
5.125%, 8/1/21(7)		7,500	7,687,500

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
HCA, Inc.
4.75%, 5/1/23		11,975	$11,795,375
inVentiv Health, Inc.
9.00%, 1/15/18(7)		15,375	16,374,375
Tenet Healthcare Corp.
6.00%, 10/1/20(7)		12,500	13,148,437
4.375%, 10/1/21		12,200	11,757,750

			$100,410,781

Home Furnishings — 0.0%(6)
Sanitec Corp.
5.037%, 5/15/18(7)(9)	EUR	4,050	$5,694,618

			$5,694,618

Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(4)(10)		1,035	$817,404

			$817,404

Insurance — 0.2%
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		9,800	$10,633,000
Galaxy Bidco, Ltd.
5.521%, 11/15/19(7)(9)	GBP	2,500	4,273,760
Towergate Finance PLC
6.027%, 2/15/18(7)(9)	GBP	9,950	17,030,566

			$31,937,326

Leisure Goods / Activities / Movies — 0.0%(6)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(7)		3,000	$3,142,500

			$3,142,500

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		25,250	$21,904,375
9.00%, 2/15/20		6,175	5,418,562
9.00%, 2/15/20		14,975	13,121,844

			$40,444,781

Security		Principal Amount* (000’s omitted)	Value

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		8,994	$9,623,580
Univision Communications, Inc.
6.75%, 9/15/22(7)		8,140	8,994,700

			$18,618,280

Telecommunications — 0.5%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		8,500	$9,392,500
Sunrise Communications International SA
5.063%, 12/31/17(7)(9)	EUR	3,000	4,234,884
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)		12,025	12,385,750
6.00%, 4/15/21(7)	GBP	12,350	21,972,510
5.50%, 1/15/25(7)	GBP	7,000	11,863,115
5.50%, 1/15/25(7)		10,950	11,045,812
Wind Acquisition Finance SA
5.595%, 4/30/19(7)(9)	EUR	7,775	10,972,171
6.50%, 4/30/20(7)		7,375	7,937,344

			$89,804,086

Utilities — 0.4%
Calpine Corp.
7.50%, 2/15/21(7)		28,767	$31,499,865
6.00%, 1/15/22(7)		3,000	3,202,500
7.875%, 1/15/23(7)		20,860	23,467,500
5.875%, 1/15/24(7)		5,000	5,156,250

			$63,326,115

Total Corporate Bonds & Notes (identified cost $664,000,661)			$700,898,284

Asset-Backed Securities — 0.5%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO, Series 2013-14A, Class C1, 3.077%, 4/15/25(7)(9)		$5,600	$5,548,603
Apidos CLO, Series 2013-14A, Class D, 3.727%, 4/15/25(7)(9)		7,000	6,851,264
Apidos CLO, Series 2013-14A, Class E, 4.627%, 4/15/25(7)(9)		3,500	3,162,877
Ares CLO, Ltd., Series 2013-3A, Class C1, 2.979%, 10/17/24(7)(9)		3,000	2,953,674

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Ares CLO, Ltd., Series 2013-3A, Class D, 3.729%, 10/17/24(7)(9)	$3,000	$2,887,638
Ares CLO, Ltd., Series 2013-3A, Class E, 5.129%, 10/17/24(7)(9)	3,000	2,799,528
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 2.976%, 7/17/25(7)(9)	4,000	4,022,880
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.676%, 7/17/25(7)(9)	3,330	3,240,953
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.476%, 7/17/25(7)(9)	3,330	3,008,235
Babson CLO Ltd., Series 2005-1A, Class C1, 2.177%, 4/15/19(7)(9)	1,129	1,120,565
Babson CLO Ltd., Series 2013-IA, Class C, 2.928%, 4/20/25(7)(9)	7,175	7,098,378
Babson CLO Ltd., Series 2013-IA, Class D, 3.728%, 4/20/25(7)(9)	5,600	5,489,103
Babson CLO Ltd., Series 2013-IA, Class E, 4.628%, 4/20/25(7)(9)	3,525	3,257,639
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.877%, 7/15/25(7)(9)	5,000	4,924,700
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.627%, 7/15/25(7)(9)	3,000	2,977,188
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.827%, 7/15/25(7)(9)	2,400	2,234,366
Centurion CDO VIII Ltd., Series 2005-8A, Class D, 5.735%, 3/8/17(7)(9)	985	985,503
Dryden Senior Loan Fund, Series 2013-28A, Class A3L, 2.936%, 8/15/25(7)(9)	3,250	3,231,296
Dryden Senior Loan Fund, Series 2013-28A, Class B1L, 3.436%, 8/15/25(7)(9)	1,400	1,339,498
Dryden Senior Loan Fund, Series 2013-28A, Class B2L, 4.136%, 8/15/25(7)(9)	925	807,463
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.177%, 1/15/18(7)(9)	2,000	1,903,483
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.928%, 4/20/25(7)(9)	6,325	6,210,815
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.728%, 4/20/25(7)(9)	6,950	6,789,851

Total Asset-Backed Securities (identified cost $83,109,102)		$82,845,500

Common Stocks — 0.2%

Security	Shares	Value

Automotive — 0.0%(6)
Dayco Products, LLC(4)(10)	88,506	$3,982,770

		$3,982,770

Security	Shares	Value

Food Service — 0.0%(6)
Buffets Restaurants Holdings, Inc.(4)(10)(11)	329,120	$1,851,300

		$1,851,300

Home Furnishings — 0.0%(6)
Sanitec Europe Oy B Units(4)(10)	242,178	$1,002,278
Sanitec Europe Oy E Units(4)(10)(11)	230,960	0

		$1,002,278

Lodging and Casinos — 0.0%(6)
Affinity Gaming, LLC(4)(10)(11)	206,125	$2,164,314

		$2,164,314

Publishing — 0.2%
ION Media Networks, Inc.(4)(10)	28,605	$8,693,059
Media General, Inc.(4)(10)(11)	1,632,198	22,196,261
MediaNews Group, Inc.(10)(11)	162,730	4,515,756

		$35,405,076

Total Common Stocks (identified cost $12,155,610)		$44,405,738

Short-Term Investments — 4.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(12)	$820,302	$820,301,994

Total Short-Term Investments (identified cost $820,301,994)		$820,301,994

Total Investments — 101.1% (identified cost $17,815,628,761)		$17,844,297,104

Less Unfunded Loan Commitments — (0.3)%		$(48,273,780)

Net Investments — 100.8% (identified cost $17,767,354,981)		$17,796,023,324

Other Assets, Less Liabilities — (0.8)%		$(146,417,520)

Net Assets — 100.0%		$17,649,605,804

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	This Senior Loan will settle after April 30, 2014, at which time the interest rate will be determined.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(5)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(6)	Amount is less than 0.05%.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $558,111,019 or 3.2% of the Portfolio’s net assets.

(8)	When-issued security.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $16,947,052,987)	$16,975,721,330
Affiliated investment, at value (identified cost, $820,301,994)	820,301,994
Cash	54,057,652
Restricted cash*	15,590,188
Foreign currency, at value (identified cost, $133,560,996)	133,587,359
Interest receivable	64,762,978
Interest receivable from affiliated investment	103,236
Receivable for investments sold	125,893,456
Prepaid expenses	1,635,815
Total assets	$18,191,654,008

Liabilities
Payable for investments purchased	$503,802,139
Payable for when-issued securities	16,250,000
Payable for open forward foreign currency exchange contracts	14,071,241
Payable to affiliates:
Investment adviser fee	6,948,907
Trustees’ fees	5,667
Accrued expenses	970,250
Total liabilities	$542,048,204
Net Assets applicable to investors’ interest in Portfolio	$17,649,605,804

Sources of Net Assets
Investors’ capital	$17,634,566,053
Net unrealized appreciation	15,039,751
Total	$17,649,605,804

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest and other income (net of foreign taxes, $9,524)	$374,912,941
Dividends	2,013,218
Interest allocated from affiliated investment	750,490
Expenses allocated from affiliated investment	(90,107)
Total investment income	$377,586,542

Expenses
Investment adviser fee	$41,225,171
Trustees’ fees and expenses	34,000
Custodian fee	1,820,289
Legal and accounting services	590,465
Miscellaneous	815,324
Total expenses	$44,485,249
Deduct —
Reduction of custodian fee	$58
Total expense reductions	$58

Net expenses	$44,485,191

Net investment income	$333,101,351

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$36,205,633
Investment transactions allocated from affiliated investment	7,830
Foreign currency and forward foreign currency exchange contract transactions	(33,548,210)
Net realized gain	$2,665,253
Change in unrealized appreciation (depreciation) —
Investments	$(77,997,469)
Foreign currency and forward foreign currency exchange contracts	(4,548,971)
Net change in unrealized appreciation (depreciation)	$(82,546,440)

Net realized and unrealized loss	$(79,881,187)

Net increase in net assets from operations	$253,220,164

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$333,101,351	$541,169,673
Net realized gain from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	2,665,253	23,225,622
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(82,546,440)	56,691,655
Net increase in net assets from operations	$253,220,164	$621,086,950
Capital transactions —
Contributions	$1,342,466,867	$7,344,492,544
Withdrawals	(594,123,595)	(750,377,952)
Net increase in net assets from capital transactions	$748,343,272	$6,594,114,592

Net increase in net assets	$1,001,563,436	$7,215,201,542

Net Assets
At beginning of period	$16,648,042,368	$9,432,840,826
At end of period	$17,649,605,804	$16,648,042,368

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.52	%(2)	0.52%	0.54%	0.54%	0.57%	0.61%
Net investment income	3.85	%(2)	4.14%	4.72%	4.31%	4.43%	5.41%
Portfolio Turnover	17	%(3)	32%	42%	56%	39%	35%

Total Return	1.56	%(3)	5.08%	7.67%	4.30%	10.51%	27.54%

Net assets, end of period (000’s omitted)	$17,649,606		$16,648,042	$9,432,841	$9,694,334	$6,496,896	$4,294,340

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio, (formerly, Floating Rate Portfolio) (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Floating-Rate Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Short Duration Real Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 86.8%, 0.1%, 12.4%, 0.4%, 0.1% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under

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Notes to Financial Statements (Unaudited) — continued

the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the

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Notes to Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, 0.450% from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more, and is payable monthly. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $41,225,171 or 0.48% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $3,700,292,531 and $2,742,990,918, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,767,907,462

Gross unrealized appreciation	$170,507,274
Gross unrealized depreciation	(142,391,412)

Net unrealized appreciation	$28,115,862

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Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation

5/30/14	British Pound Sterling 93,258,500	United States Dollar 155,313,172	Goldman Sachs International	$—	$(2,109,866)	$(2,109,866)
5/30/14	British Pound Sterling 7,000,000	United States Dollar 11,588,486	State Street Bank and Trust Co.	—	(227,716)	(227,716)
5/30/14	Canadian Dollar 44,954,763	United States Dollar 40,244,182	JP Morgan Chase Bank NA	—	(743,277)	(743,277)
5/30/14	Euro 238,567,990	United States Dollar 326,482,680	Citibank NA	—	(4,475,218)	(4,475,218)
6/30/14	British Pound Sterling 83,356,648	United States Dollar 138,433,720	Citibank NA	—	(2,241,058)	(2,241,058)
6/30/14	Euro 1,990,000	United States Dollar 2,753,404	Goldman Sachs International	—	(7,036)	(7,036)
6/30/14	Euro 2,027,500	United States Dollar 2,799,369	Goldman Sachs International	—	(13,088)	(13,088)
6/30/14	Euro 224,337,259	United States Dollar 308,287,626	HSBC Bank USA	—	(2,903,051)	(2,903,051)
7/31/14	British Pound Sterling 132,154,846	United States Dollar 221,956,046	HSBC Bank USA	—	(1,018,423)	(1,018,423)
7/31/14	Euro 145,440,793	United States Dollar 201,407,865	Goldman Sachs International	—	(332,508)	(332,508)

				$—	$(14,071,241)	$(14,071,241)

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $14,071,241. At April 30, 2014, the aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $15,590,188.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on

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Notes to Financial Statements (Unaudited) — continued

or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying exposure is foreign exchange risk at April 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(14,071,241	)(1)

Total	$—	$(14,071,241)
Derivatives not subject to master netting or similar agreements	$—	$—
Total Derivatives subject to master netting or similar agreements	$—	$(14,071,241)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2014.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Citibank NA	$(6,716,276)	$—	$—	$5,355,188	$(1,361,088)
Goldman Sachs International	(2,462,498)	—	—	1,970,000	(492,498)
HSBC Bank USA	(3,921,474)	—	—	3,921,474	—
JP Morgan Chase Bank NA	(743,277)	—	—	550,000	(193,277)
State Street Bank and Trust Co.	(227,716)	—	—	—	(227,716)

	$(14,071,241)	$—	$—	$11,796,662	$(2,274,579)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

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Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(31,673,568)	$(4,495,417)

Total	$(31,673,568)	$(4,495,417)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2014, which is indicative of the volume of this derivative type, was approximately $1,325,000,000.

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $1.4 billion unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Name Change

Effective April 2, 2014, the name of Eaton Vance Floating Rate Portfolio was changed from Floating Rate Portfolio.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

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Notes to Financial Statements (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$16,146,325,640	$1,246,168	$16,147,571,808
Corporate Bonds & Notes	—	700,080,880	817,404	700,898,284
Asset-Backed Securities	—	82,845,500	—	82,845,500
Common Stocks	—	4,515,756	39,889,982	44,405,738
Short-Term Investments	—	820,301,994	—	820,301,994

Total	$—	$17,754,069,770	$41,953,554	$17,796,023,324

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(14,071,241)	$—	$(14,071,241)

Total	$—	$(14,071,241)	$—	$(14,071,241)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2014 is not presented.

At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

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April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;
•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Floating Rate Portfolio (formerly Floating Rate Portfolio) (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the experience and abilities of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

49

Eaton Vance

Floating-Rate Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes revised breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

50

Eaton Vance

Floating-Rate Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

51

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date: June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 6, 2014

By:	/s/ Scott H. Page
Scott H. Page
President

Date: June 6, 2014